Pension and OPEB Plans (Schedule of Detailed Pension and OPEB Benefit Information) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Total recognized as regulatory assets or other comprehensive income	$ (1)	$ (1)	$ (3)	$ (2)
Pension Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate					4.77%	4.94%	2.75%
Expected return on plan assets					5.83%	6.04%	4.70%
Rate of compensation increase					5.65%	5.34%	4.98%
Components of net OPEB costs:
Service cost	6	6	18	19	$ 25	$ 23	$ 31
Interest cost	32	30	96	90	120	123	90
Expected return on assets	(30)	(29)	(90)	(87)	(115)	(125)	(104)
Amortization of net loss (gain)	2	1	6	3	4	1	32
Net pension and OPEB costs	10	8	30	25	34	22	49
Net adjustments	(4)	(2)	(11)	(7)	(10)	6	(6)
Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	6	6	$ 19	18	24	28	43
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)					(12)	27	50
Amortization of net gain (loss)					(4)	(1)	(32)
Total recognized as regulatory assets or other comprehensive income					(16)	26	18
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income					$ 8	$ 54	$ 61
OPEB Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate			5.65%		4.99%	5.19%	2.91%
Expected return on plan assets			7.11%		6.72%	6.94%	5.61%
Components of net OPEB costs:
Service cost	1	1	$ 2	3	$ 2	$ 2	$ 4
Interest cost	9	8	26	24	31	33	25
Expected return on assets	(1)	(2)	(5)	(6)	(7)	(7)	(8)
Amortization of net loss (gain)	(2)	(2)	(6)	(6)	(7)	(33)	(1)
Net pension and OPEB costs	7	5	17	15	19	(5)	20
Net adjustments	(4)	(2)	(10)	(8)	(10)	21	11
Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	$ 3	$ 3	$ 7	$ 7	9	16	31
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)					(15)	(11)	(157)
Amortization of net gain (loss)					7	33	1
Total recognized as regulatory assets or other comprehensive income					(8)	22	(156)
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income					$ 1	$ 38	$ (125)